Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease Cost
Lease Cost:

(In millions)	For the Year Ended December 31, 2019
Finance lease cost:	$—
Amortization of right-of-use assets	—
Shares issued under ESPP	—
Interest on lease liabilities	—
Operating lease cost	$109
Short-term lease cost	3
Variable lease cost	6
Sublease income	(17)
Total lease cost	$101

Other information:

(In millions)	For the Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$104
Right-of-use assets obtained in exchange for new operating lease liabilities	215
Lease Term and Discount Rate for operating leases:

December 31, 2019
Weighted average remaining lease term (in years)	7.8
Weighted average discount rate	5.72%

Schedule of Annual Payments Based on Maturities of Leases
As of December 31, 2019, annual payments based on the maturities of NRG's leases are expected to be as follows:

(In millions)
2020	$96
2021	87
2022	87
2023	85
2024	75
Thereafter	296
Total undiscounted lease payments	$726
Less: present value adjustment	(170)
Total discounted lease payments	$556

Future minimum lease commitments under operating leases
Future minimum lease commitments under the Powerton and Joliet operating leases as of December 31, 2018 were as follows:

Period	(In millions)
2019	$1
2020	1
2021	3
2022	6
2023	6
Thereafter	222
Total (a)	$239
(a) Termination of leases could be at a significant premium to the remaining lease payments
Future minimum lease commitments under operating leases, other than Powerton and Joliet, as of December 31, 2018 were as follows:

Period(a)	(In millions)
2019	$60
2020	55
2021	43
2022	40
2023	39
Thereafter	95
Total	$332
(a) Amounts in the table exclude future sublease income of $29 million associated with long-term leases for office locations